Growth & Income Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS


Common Stocks -- 97.4%


Security                                  Shares            Value
--------------------------------------------------------------------------------
Advertising -- 3.0%
--------------------------------------------------------------------------------
Omnicom Group, Inc.                       66,700            $   3,868,600
Young and Rubicam, Inc./(1)/              40,000                1,295,000
--------------------------------------------------------------------------------
                                                            $   5,163,600
--------------------------------------------------------------------------------

Aerospace and Defense -- 0.7%
--------------------------------------------------------------------------------
General Motors Corp., Class H/(1)/        30,000            $   1,190,625
--------------------------------------------------------------------------------
                                                            $   1,190,625
--------------------------------------------------------------------------------

Banks - Regional -- 2.7%
--------------------------------------------------------------------------------
BankBoston Corp.                         120,000            $   4,672,500
--------------------------------------------------------------------------------
                                                            $   4,672,500
--------------------------------------------------------------------------------
Banks and Money Services -- 1.8%
--------------------------------------------------------------------------------
First Union Corp.                         50,000            $   3,040,625
--------------------------------------------------------------------------------
                                                            $   3,040,625
--------------------------------------------------------------------------------

Broadcasting and Cable -- 1.9%
--------------------------------------------------------------------------------
MediaOne Group, Inc./(1)/                 70,000            $   3,290,000
--------------------------------------------------------------------------------
                                                            $   3,290,000
--------------------------------------------------------------------------------

Computers and Business Equipment -- 6.1%
--------------------------------------------------------------------------------
Lexmark International Group, Inc./(1)/    55,000            $   5,527,499
Xerox Corp.                               42,000                4,956,000
--------------------------------------------------------------------------------
                                                            $  10,483,499
--------------------------------------------------------------------------------

Distribution -- 1.0%
--------------------------------------------------------------------------------
Cardinal Health, Inc.                     22,500            $   1,707,188
--------------------------------------------------------------------------------
                                                            $   1,707,188
--------------------------------------------------------------------------------

Drugs -- 8.2%
--------------------------------------------------------------------------------
Genzyme Corp., Class A/(1)/               35,000            $   1,741,250
Lilly (Eli) & Co.                         55,000                4,888,125
Pfizer, Inc.                              15,000                1,881,563
Sepracor, Inc./(1)/                       54,000                4,758,750
Warner-Lambert Co.                        10,000                  751,875
--------------------------------------------------------------------------------
                                                            $  14,021,563
--------------------------------------------------------------------------------

Electronics - Semiconductors -- 1.7%
--------------------------------------------------------------------------------
Analog Devices, Inc./(1)/                 90,000            $   2,823,750
--------------------------------------------------------------------------------
                                                            $   2,823,750
--------------------------------------------------------------------------------

Environmental Services -- 1.1%
--------------------------------------------------------------------------------
Waste Management, Inc.                    40,000            $   1,865,000
--------------------------------------------------------------------------------
                                                            $   1,865,000
--------------------------------------------------------------------------------

Financial - Miscellaneous -- 1.9%
--------------------------------------------------------------------------------
Federal National Mortgage Association     45,000            $   3,330,000
--------------------------------------------------------------------------------
                                                            $   3,330,000
--------------------------------------------------------------------------------

Foods -- 10.1%
--------------------------------------------------------------------------------
McCormick & Co., Inc.                     60,000            $   2,028,750
Nabisco Holdings Corp., Class A           75,000                3,112,500
Ralston Purina Group                      40,000                1,295,000
RJR Nabisco Holdings Corp.                50,000                1,484,375
Tyson Foods, Inc.                        210,000                4,462,500
Unilever ADR                              60,000                4,976,250
--------------------------------------------------------------------------------
                                                            $  17,359,375
--------------------------------------------------------------------------------

Household Products -- 4.4%
--------------------------------------------------------------------------------
Gillette Co.                             110,000            $   5,314,374
Newell Co.                                55,000                2,268,750
--------------------------------------------------------------------------------
                                                            $   7,583,124
--------------------------------------------------------------------------------

Information Services -- 5.8%
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.           60,000            $   4,811,250
SunGard Data Systems, Inc./(1)/          130,000                5,159,375
--------------------------------------------------------------------------------
                                                            $   9,970,625
--------------------------------------------------------------------------------

Insurance -- 6.7%
--------------------------------------------------------------------------------
Allstate Corp. (The)                      60,080            $   2,320,590
Marsh & McLennan Cos., Inc.               82,500                4,821,094
Progressive Corp.                         15,000                2,540,625
SunAmerica, Inc.                          21,974                1,782,641
--------------------------------------------------------------------------------
                                                            $  11,464,950
--------------------------------------------------------------------------------

Medical Products -- 5.0%
--------------------------------------------------------------------------------
Baxter International, Inc.                55,000            $   3,537,188
Johnson & Johnson Co.                     60,000                5,032,500
--------------------------------------------------------------------------------
                                                            $   8,569,688
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 1.6%
--------------------------------------------------------------------------------
Halliburton Co.                           95,000            $   2,814,375
--------------------------------------------------------------------------------
                                                            $   2,814,375
--------------------------------------------------------------------------------

                        See notes to financial statements

Growth & Income Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D



Security                                  Shares            Value
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 2.0%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                  60,000            $   1,852,500
Apache Corp.                              60,000                1,518,750
--------------------------------------------------------------------------------
                                                            $   3,371,250
--------------------------------------------------------------------------------

Oil and Gas - Integrated -- 5.2%
--------------------------------------------------------------------------------
British Petroleum Co. PLC ADR             20,770            $   1,973,150
Mobil Corp.                               40,000                3,485,000
Royal Dutch Petroleum Co.                 50,000                2,393,750
Texaco, Inc.                              20,000                1,057,500
--------------------------------------------------------------------------------
                                                            $   8,909,400
--------------------------------------------------------------------------------

Printing and Business Products -- 2.9%
--------------------------------------------------------------------------------
Valassis Communications, Inc.(1)          95,000            $   4,904,375
--------------------------------------------------------------------------------
                                                            $   4,904,375
--------------------------------------------------------------------------------

Publishing -- 1.8%
--------------------------------------------------------------------------------
McGraw-Hill Companies, Inc. (The)         30,000            $   3,056,250
--------------------------------------------------------------------------------
                                                            $   3,056,250
--------------------------------------------------------------------------------

REITS -- 1.3%
--------------------------------------------------------------------------------
Equity Office Properties Trust            25,000            $     600,000
Public Storage, Inc.                      25,000                  676,563
Spieker Properties, Inc.                  25,000                  865,625
--------------------------------------------------------------------------------
                                                            $   2,142,188
--------------------------------------------------------------------------------

Retail - Food and Drug -- 9.2%
--------------------------------------------------------------------------------
CVS Corp.                                105,000            $   5,774,999
Safeway, Inc.(1)                          85,000                5,179,688
Winn-Dixie Stores, Inc.                  105,000                4,711,875
--------------------------------------------------------------------------------
                                                            $  15,666,562
--------------------------------------------------------------------------------

Retail - General -- 0.3%
--------------------------------------------------------------------------------
Penney (J.C.) Company, Inc.               10,000            $     468,750
--------------------------------------------------------------------------------
                                                            $     468,750
--------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 2.9%
--------------------------------------------------------------------------------
Home Depot, Inc. (The)                    80,000            $   4,895,000
--------------------------------------------------------------------------------
                                                            $   4,895,000
--------------------------------------------------------------------------------

Specialty Chemicals and Materials -- 2.5%
--------------------------------------------------------------------------------
Ecolab, Inc.                             120,000            $   4,342,500
--------------------------------------------------------------------------------
                                                            $   4,342,500
--------------------------------------------------------------------------------

Telephone Utilities -- 5.6%
--------------------------------------------------------------------------------
Ameritech Corp.                           20,000            $   1,267,500
GTE Corp.                                 70,000                4,550,000
SBC Communications, Inc.                  70,000                3,753,750
--------------------------------------------------------------------------------
                                                            $   9,571,250
--------------------------------------------------------------------------------

Total Common Stocks
    (identified cost, $111,734,642)                         $ 166,678,012
--------------------------------------------------------------------------------

Corporate Bonds -- 0.0%

                                        Principal
                                        Amount
Security                                (000's Omitted)     Value
--------------------------------------------------------------------------------
H. P. Hood & Son, 7.50%, 2/1/01(2)      $     50            $      39,400
--------------------------------------------------------------------------------

Total Corporate Bonds
    (identified cost, $50,000)                              $      39,400
--------------------------------------------------------------------------------

Commercial Paper -- 3.1%

                                        Principal
                                        Amount
Security                                (000's Omitted)     Value
--------------------------------------------------------------------------------
General Electric Capital Corp.,
   5.50%, 1/4/99                        $  5,329            $   5,326,558
--------------------------------------------------------------------------------

Total Commercial Paper
    (amortized cost, $5,326,558)                            $   5,326,558
--------------------------------------------------------------------------------
Total Investments -- 100.5%
    (identified cost, $117,111,200)                         $ 172,043,970
--------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.5)%                    $    (927,210)
--------------------------------------------------------------------------------


Net Assets--100%                                            $ 171,116,760
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt
REIT -- Real Estate Investment Trust
(1) Non-income producing security.
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                        See notes to financial statements

Growth & Income Portfolio as of December 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of December 31, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value
    (identified cost, $117,111,200)                                $172,043,970
Cash                                                                      3,689
Receivable for investments sold                                       1,197,930
Interest and dividends receivable                                       172,277
Tax reclaim receivable                                                   23,889
Deferred organization expenses                                            1,946
--------------------------------------------------------------------------------
Total assets                                                       $173,443,701
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                  $  2,311,726
Payable to affiliate for Trustees' fees                                   3,065
Other accrued expenses                                                   12,150
--------------------------------------------------------------------------------
Total liabilities                                                  $  2,326,941
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio          $171,116,760
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals            $116,183,990
Net unrealized appreciation (computed on the basis
    of identified cost)                                              54,932,770
--------------------------------------------------------------------------------
Total                                                              $171,116,760
--------------------------------------------------------------------------------

Statement of Operations

For the Year Ended
December 31, 1998
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $17,287)                          $  2,145,440
Interest                                                                426,706
Miscellaneous                                                            14,252
--------------------------------------------------------------------------------
Total investment income                                            $  2,586,398
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                             $    969,883
Trustees fees and expenses                                               14,835
Custodian fee                                                            90,535
Legal and accounting services                                            23,548
Amortization of organization expenses                                     3,249
Miscellaneous                                                            10,715
--------------------------------------------------------------------------------
Total expenses                                                     $  1,112,765
--------------------------------------------------------------------------------

Net investment income                                              $  1,473,633
--------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                $  8,344,503
--------------------------------------------------------------------------------
Net realized gain                                                  $  8,344,503
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
    Investments (identified cost basis)                            $ 21,695,116
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $ 21,695,116
--------------------------------------------------------------------------------

Net realized and unrealized gain                                   $ 30,039,619
--------------------------------------------------------------------------------

Net increase in net assets from operations                         $ 31,513,252
--------------------------------------------------------------------------------

                        See notes to financial statements

Growth & Income Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)              Year Ended             Year Ended
in Net Assets                    December 31, 1998      December 31, 1997
--------------------------------------------------------------------------------

From operations--
    Net investment income             $  1,473,633          $   1,882,967
    Net realized gain                    8,344,503             27,091,353
    Net change in unrealized
        appreciation (depreciation)     21,695,116              7,613,963
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                   $ 31,513,252          $  36,588,283
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                     $ 19,532,064          $  11,266,958
    Withdrawals                        (23,276,391)           (27,470,554)
--------------------------------------------------------------------------------
Net decrease in net assets
    from capital transactions         $ (3,744,327)         $ (16,203,596)
--------------------------------------------------------------------------------


Net increase in net assets            $ 27,768,925          $  20,384,687
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                  $143,347,835          $ 122,963,148
--------------------------------------------------------------------------------
At end of year                        $171,116,760          $ 143,347,835
--------------------------------------------------------------------------------


                        See notes to financial statements

Growth & Income Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                           Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------
                                                          1998         1997         1996         1995         1994(1)
---------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------------
Expenses                                                  0.72%        0.73%        0.73%        0.75%       0.73%(2)
Net investment income                                     0.95%        1.37%        1.96%        2.30%       2.45%(2)
Portfolio Turnover                                          95%          93%         114%         108%         28%
---------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)               $171,117     $143,348     $122,963     $107,717     $85,519
---------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, August 1, 1994, to December 31, 1994.

(2) Annualized.


                        See notes to financial statements

Growth & Income Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Growth & Income Portfolio (the Portfolio) (formerly Stock Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees.

   B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

   C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over five years.

   E Other -- Investment transactions are accounted for on a trade date basis.

   F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1% of average daily net assets. For the year ended December 31, 1998, the fee amounted to $969,883.

Growth & Income Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D



   Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1998, no significant amounts have been deferred.

3  Investments Transactions
   -----------------------------------------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $142,270,261 and $148,743,285, respectively.

4  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at December 31, 1998, as computed on a federal income tax basis, were as follows:


     Aggregate cost                                      $  117,111,200
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                         $   55,127,043

   Gross unrealized depreciation                               (194,273)
   -----------------------------------------------------------------------------

   Net unrealized appreciation                           $   54,932,770
   -----------------------------------------------------------------------------

5  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

6  Name Change
   -----------------------------------------------------------------------------
   Effective May 1, 1998, the Stock Portfolio changed its name to the Growth & Income Portfolio.

Growth & Income Portfolio as of December 31, 1998

INDEPENDENT ACCOUNTANTS' REPORT


To the Trustees and Investors of
Growth & Income Portfolio:
--------------------------------------------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Growth & Income Portfolio (the "Portfolio") (formerly Stock Portfolio) at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the four years then ended, and the period from the start of business, August 1, 1994, to December 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



                                               PricewaterhouseCoopers LLP
                                               Boston, Massachusetts
                                               February 5, 1999

Growth & Income Portfolio as of December 31, 1998

INVESTMENT MANAGEMENT

Growth & Income Portfolio


Officers
James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees
Jessica M. Bibliowicz
President and Chief Operating Officer,
John A. Levin & Co.
Director, Baker, Fentress & Company

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant